Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	840,772	857,407
Number of outstanding units granted (in units) | shares	39,490	96,160
Number of outstanding units exercised (in units) | shares	(30,151)	(20,635)
Number of outstanding units cancelled (in units) | shares	(25,100)	(31,660)
Number of outstanding units expired (in shares) | shares	(158,755)	(60,500)
Number of outstanding units, end of period (in units) | shares	666,256	840,772
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 50.61	$ 52.02
Exercise price of outstanding units granted (in usd per unit) | $ / shares	38.79	29.27
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	34.06	34.59
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	52.34	58.13
Exercise price of outstanding units expired (in usd per unit) | $ / shares	71.10	38.24
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 45.70	$ 50.61
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	2,340,490	1,661,327
Number of outstanding units granted (in units) | shares	338,260	761,050
Number of outstanding units exercised (in units) | shares	(50,623)	(1,900)
Number of outstanding units cancelled (in units) | shares	(21,460)	(5,967)
Number of outstanding units expired (in shares) | shares	(226,430)	(74,020)
Number of outstanding units, end of period (in units) | shares	2,380,237	2,340,490
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 45.43	$ 52.55
Exercise price of outstanding units granted (in usd per unit) | $ / shares	38.79	29.27
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	33.89	34.59
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	50.98	58.38
Exercise price of outstanding units expired (in usd per unit) | $ / shares	73.13	38.24
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 42.05	$ 45.43